VARIABLE INTEREST ENTITIES (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2012 Powell River Energy Inc [Member]		Dec. 31, 2013 Powell River Energy Inc [Member]		Dec. 31, 2011 Powell River Energy Inc [Member]		Dec. 31, 2011 Powell River Energy Inc [Member] Predecessor [Member]
Sales - affiliate								4.7	[1]	5.6	[1]			23.4	[1]
Cost of sales, excluding depreciation and amortization	245.6	970.9	718.0	970.7		930.1	890.0	2.1		1.3				7.0
Depreciation and amortization	12.9	47.0	23.4	105.5		109.7	137.3	1.9		1.6				13.4
Costs and Expenses	266.2	1,139.2	772.9	1,784.2		1,403.0	1,107.4	4.0		2.9				20.4
Operating earnings	(5.7)	(87.8)	24.8	(704.5)		(351.6)	(29.7)	0.7		2.7				3.0
Interest expense	(11.6)	(37.4)	(60.3)	(73.2)		(71.9)	(69.1)	(2.4)		(1.8)				(8.9)
Interest expense - affiliate								(0.9)	[1]	(0.4)	[1]			(2.4)	[1]
Other income (expense), net	0.1	14.9	(2.6)	(2.1)		(2.6)	(28.6)	(0.3)		(0.1)				0
Reorganization items, net	4.2	1.1	(671.7)					(1.3)		0				0
Income tax recovery (expense)	(0.2)	(0.1)	1.1	8.4	[2]	19.8	23.1	1.1		0.2				3.0
Net earnings (loss)	(36.7)	(127.3)	650.3	(976.6)		(398.2)	(5.6)	(3.1)		0.6		(5.3)
Other comprehensive income	6.6	24.2	(24.7)	(43.3)				0		0		0.1
Total comprehensive income (loss)	(30.1)	(103.1)	625.6	(1,019.9)				(3.1)	[3]	0.6	[3]	(5.2)	[3]

[1]	Balances with Catalyst Paper Energy Holdings Inc., a subsidiary of Catalyst Paper Corporation.
[2]	Included $8.4 million income tax recovery related to continuing operations and $1.0 million income tax expense related to discontinued operations
[3]	50% is included in the company’s non-controlling interest (deficit) balances.